FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS AND LIABILITIES
Schedule of financial assets and public service concessions

	12/31/2022	12/31/2021
Current Assets
Itaipu Financial Asset (a)	389,438	—

Non-Current Assets
Indemnifiable Generation Concessions	—	2,172,162
Itaipu Financial Asset (a)	—	428,865
	389,438	2,601,027

Current Liabilities
Itaipu Financial Liabilities (a)	—	(578,626)
	—	(578,626)

(a)Itaipu’s Financial Assets (Liabilities)

	12/31/2022	12/31/2021
Current Assets / Liabilities
Accounts Receivable	—	3,665,620
Right of Reimbursement	1,738,746	2,837,610
Energy Suppliers - Itaipu	—	(3,213,830)
Reimbursement obligations - Energy trading	—	(1,705,223)
Reimbursement obligations - Adjustment factor	(1,349,308)	(2,162,803)
	389,438	(578,626)
Non-current assets / liabilities
Accounts Receivable	—	406,085
Right of Reimbursement	—	306,339
Reimbursement obligations	—	(283,559)
	—	428,865

	389,438	(149,761)

Schedule assets and liabilities

	12/31/2022	12/31/2021
Current Assets / Liabilities
Accounts Receivable	—	3,665,620
Right of Reimbursement	1,738,746	2,837,610
Energy Suppliers - Itaipu	—	(3,213,830)
Reimbursement obligations - Energy trading	—	(1,705,223)
Reimbursement obligations - Adjustment factor	(1,349,308)	(2,162,803)
	389,438	(578,626)
Non-current assets / liabilities
Accounts Receivable	—	406,085
Right of Reimbursement	—	306,339
Reimbursement obligations	—	(283,559)
	—	428,865

	389,438	(149,761)

Summary of balances resulting from the Itaipu Binacional adjustment factor, included in the Financial Assets and Liabilities

	12/31/2022		12/31/2021
	BRL	US $	BRL	US $
Regulatory assets - Current assets	1,738,746	333,240	2,837,610	508,487
Regulatory assets - Non-current assets	—	—	306,339	54,895
Total assets	1,738,746	333,240	3,143,949	563,382

Reimbursement obligation - Union - Current liabilities	(1,349,308)	(258,602)	(2,162,803)	(387,564)
Reimbursement obligation - Union - Non-current liabilities	—	—	(283,559)	(50,812)
Total liabilities	(1,349,308)	(258,602)	(2,446,362)	(438,376)

Net financial assets	389,438	74,638	697,587	125,006

Adopted Rate:	12/31/2022		12/31/2021
USD	5.22		5.58

Schedule of Indemnifiable Generation Concessions

Controlled company	Power plant	12/31/2022	12/31/2021
Furnas	Furnas HPP	—	762,191
Furnas	Luiz Carlos de Barreto de Carvalho HPP	—	505,411
Chesf	HPP Paulo Afonso I, II, III and IV	—	449,520
Chesf	Boa Esperança	—	135,370
Furnas	Marimbondo HPP	—	85,448
Chesf	UHE Luiz Gonzaga (Itaparica)	—	65,935
Furnas	UHE Funil	—	49,449
Furnas	UHE Porto Colômbia	—	43,701
Chesf	UHE Xingó	—	38,793
Chesf	UHE Funil	—	14,488
Chesf	UHE Pedra	—	13,141
Eletronorte	UHE Coaracy Nunes	—	5,235
Furnas	Corumbá I HPP	—	3,480
		—	2,172,162